UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap ETF (QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM)

QRAFT AI-Enhanced U.S. Next Value ETF (NVQ)

QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF (AIDB)

Semi-Annual Report

October 31, 2023

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2023 (Unaudited)

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.qraftaietf.com. Please read a Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. The QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and the QRAFT AI-Enhanced U.S. Next Value ETF are classified as non-diversified investment companies under the Investment Company Act of 1940 (the “1940 Act”). The QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF are classified as diversified investment companies under the 1940 Act. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

The funds rely heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, a fund's strategy may not be successfully implemented and the fund may lose value.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	October 31, 2023 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.7%
COMMUNICATION SERVICES — 4.2%
Alphabet, Inc., Class A*	712	$88,345
AT&T, Inc.	345	5,313
BCE, Inc.	107	3,973
Comcast Corp., Class A	223	9,208
Electronic Arts, Inc.	13	1,609
Meta Platforms, Inc., Class A*	139	41,876
Netflix, Inc.*	32	13,174
Spotify Technology SA*	20	3,295
TELUS Corp.	234	3,772
T-Mobile US, Inc.*	66	9,495
Trade Desk, Inc. (The), Class A*	58	4,116
Verizon Communications, Inc.	226	7,939
Walt Disney Co. (The)*	105	8,567
		200,682
CONSUMER DISCRETIONARY — 8.3%
Airbnb, Inc., Class A*	36	4,258
Amazon.com, Inc.*	629	83,714
AutoZone, Inc.*	1	2,477
Booking Holdings, Inc.*	2	5,579
Chipotle Mexican Grill, Inc.*	2	3,884
DR Horton, Inc.	299	31,216
Ferrari NV	10	3,016
Ford Motor Co.	231	2,252
Home Depot, Inc. (The)	62	17,651
Las Vegas Sands Corp.	59	2,800
Lennar Corp., Class A	13	1,387
Lowe’s Cos., Inc.	34	6,479
Lululemon Athletica, Inc.*	8	3,148
Magna International, Inc.	476	22,891
McDonald’s Corp.	40	10,487
MercadoLibre, Inc.*	5	6,204
NVR, Inc.*	7	37,888
O’Reilly Automotive, Inc.*	4	3,722
Pool Corp.	263	83,048
Ross Stores, Inc.	14	1,624
Starbucks Corp.	69	6,365
Stellantis NV	203	3,792
Tesla, Inc.*	206	41,373
TJX Cos., Inc. (The)	72	6,341
Yum! Brands, Inc.	19	2,296
		393,892
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER STAPLES — 7.5%
Altria Group, Inc.	77	$3,093
Archer-Daniels-Midland Co.	532	38,075
Bunge Ltd.	427	45,253
Casey’s General Stores, Inc.	150	40,787
Church & Dwight Co., Inc.	286	26,009
Coca-Cola Co. (The)	237	13,388
Colgate-Palmolive Co.	29	2,179
Costco Wholesale Corp.	130	71,817
Darling Ingredients, Inc.*	615	27,238
Estee Lauder Cos., Inc. (The), Class A	19	2,449
General Mills, Inc.	26	1,696
Hershey Co. (The)	13	2,436
Kenvue, Inc.	182	3,385
Kimberly-Clark Corp.	14	1,675
Kroger Co. (The)	36	1,633
Mondelez International, Inc., Class A	67	4,436
Monster Beverage Corp.*	58	2,964
PepsiCo, Inc.	78	12,736
Philip Morris International, Inc.	100	8,916
Procter & Gamble Co. (The)	135	20,254
Sysco Corp.	24	1,596
Target Corp.	17	1,883
Walmart, Inc.	154	25,165
		359,063
ENERGY — 2.7%
Baker Hughes Co.	73	2,513
Cameco Corp.	90	3,682
Canadian Natural Resources Ltd.	149	9,466
Cenovus Energy, Inc.	285	5,438
Chevron Corp.	108	15,739
ConocoPhillips	77	9,148
Devon Energy Corp.	30	1,397
Enbridge, Inc.	298	9,548
Energy Transfer LP	128	1,683
Enterprise Products Partners LP	80	2,083
EOG Resources, Inc.	40	5,050
Exxon Mobil Corp.	230	24,345
Halliburton Co.	60	2,360
Hess Corp.	24	3,466

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2023 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Marathon Petroleum Corp.	15	$2,269
MPLX LP	47	1,694
Occidental Petroleum Corp.	63	3,894
Ovintiv, Inc.	40	1,920
Pembina Pipeline Corp.	80	2,462
Phillips 66	17	1,939
Pioneer Natural Resources Co.	9	2,151
Schlumberger Ltd.	87	4,842
Suncor Energy, Inc.	193	6,253
TC Energy Corp.	111	3,824
Valero Energy Corp.	16	2,032
Williams Cos., Inc. (The)	52	1,789
		130,987
FINANCIALS — 8.7%
Aflac, Inc.	24	1,875
American Express Co.	41	5,987
American International Group, Inc.	30	1,839
Ameriprise Financial, Inc.	6	1,887
Aon PLC, Class A	7	2,166
Apollo Global Management, Inc.	28	2,168
Arch Capital Group Ltd.*	20	1,734
Arthur J Gallagher & Co.	8	1,884
Bank of America Corp.	462	12,169
Bank of Montreal	96	7,253
Bank of New York Mellon Corp. (The)	45	1,912
Bank of Nova Scotia (The)	156	6,313
Berkshire Hathaway, Inc., Class B*	128	43,690
BlackRock, Inc.	10	6,123
Blackstone, Inc.	53	4,895
Brookfield Asset Management Ltd., Class A	91	2,609
Brookfield Corp.	283	8,249
Canadian Imperial Bank of Commerce	118	4,162
Capital One Financial Corp.	26	2,633
Charles Schwab Corp. (The)	122	6,349
Chubb Ltd.	15	3,219
Citigroup, Inc.	116	4,581
CME Group, Inc.	16	3,415
Fidelity National Information Services, Inc.	29	1,424
Fiserv, Inc.*	40	4,550
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Global Payments, Inc.	22	$2,337
Goldman Sachs Group, Inc. (The)	19	5,769
Intercontinental Exchange, Inc.	38	4,083
JPMorgan Chase & Co.	176	24,475
KKR & Co., Inc.	69	3,823
Manulife Financial Corp.	244	4,250
Marsh & McLennan Cos., Inc.	25	4,741
Mastercard, Inc., Class A	57	21,452
MetLife, Inc.	49	2,940
Moody’s Corp.	13	4,004
Morgan Stanley	95	6,728
Morningstar, Inc.	124	31,402
MSCI, Inc.	5	2,358
PayPal Holdings, Inc.*	107	5,543
PNC Financial Services Group, Inc. (The)	20	2,289
Progressive Corp. (The)	18	2,846
Prudential Financial, Inc.	25	2,286
Royal Bank of Canada	195	15,577
S&P Global, Inc.	121	42,266
Sun Life Financial, Inc.	84	3,836
Synchrony Financial	875	24,544
Toronto-Dominion Bank (The)	265	14,798
Truist Financial Corp.	130	3,687
US Bancorp	81	2,582
Visa, Inc., Class A	98	23,040
Wells Fargo & Co.	221	8,789
		413,531
HEALTH CARE — 17.1%
Abbott Laboratories	96	9,077
AbbVie, Inc.	95	13,412
Agilent Technologies, Inc.	14	1,447
Alcon, Inc.	31	2,211
Amgen, Inc.	27	6,904
Baxter International, Inc.	754	24,452
Becton Dickinson & Co	14	3,539
Biogen, Inc.*	7	1,663
Boston Scientific Corp.*	64	3,276
Bristol-Myers Squibb Co.	104	5,359
Cardinal Health, Inc.	392	35,672
Cencora, Inc.	9	1,666
Centene Corp.*	654	45,113
Charles River Laboratories International, Inc.*	332	55,896

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2023 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Cigna Group (The)	162	$50,090
CVS Health Corp.	60	4,141
Danaher Corp.	46	8,833
DaVita, Inc.*	466	35,989
Dexcom, Inc.*	15	1,332
Edwards Lifesciences Corp.*	24	1,529
Elevance Health, Inc.	11	4,951
Eli Lilly & Co.	53	29,358
GE HealthCare Technologies, Inc.	28	1,864
Gilead Sciences, Inc.	79	6,205
Humana, Inc.	151	79,077
IDEXX Laboratories, Inc.*	134	53,529
Intuitive Surgical, Inc.*	24	6,293
IQVIA Holdings, Inc.*	11	1,989
Johnson & Johnson	131	19,433
Laboratory Corp. of America Holdings	205	40,945
McKesson Corp.	5	2,277
Medtronic PLC	84	5,927
Merck & Co., Inc.	142	14,583
Mettler-Toledo International, Inc.*	33	32,512
Moderna, Inc.*	21	1,595
Pfizer, Inc.	314	9,596
Regeneron Pharmaceuticals, Inc.*	5	3,899
Seagen, Inc.*	8	1,703
Stryker Corp.	25	6,756
Thermo Fisher Scientific, Inc.	22	9,785
UnitedHealth Group, Inc.	209	111,932
Veeva Systems, Inc., Class A*	143	27,558
Vertex Pharmaceuticals, Inc.*	12	4,345
West Pharmaceutical Services, Inc.	67	21,325
Zoetis, Inc.	24	3,768
		812,806
INDUSTRIALS — 16.1%
3M Co.	25	2,274
Allegion PLC	223	21,934
AMETEK, Inc.	14	1,971
Automatic Data Processing, Inc.	22	4,801
Boeing Co. (The)*	33	6,165
Booz Allen Hamilton Holding Corp.	494	59,245
Broadridge Financial Solutions, Inc.	128	21,842
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Builders FirstSource, Inc.*	325	$35,269
Canadian National Railway Co.	90	9,520
Canadian Pacific Kansas City Ltd.	131	9,297
Carrier Global Corp.	71	3,384
Caterpillar, Inc.	28	6,329
CH Robinson Worldwide, Inc.	468	38,296
Cintas Corp.	6	3,043
Copart, Inc.*	55	2,394
CSX Corp.	119	3,552
Cummins, Inc.	105	22,711
Deere & Co.	16	5,846
Eaton Corp. PLC	24	4,990
EMCOR Group, Inc.	141	29,138
Emerson Electric Co.	23	2,046
Expeditors International of Washington, Inc.	599	65,441
Fastenal Co.	44	2,567
FedEx Corp.	15	3,602
Ferguson PLC	10	1,502
General Dynamics Corp.	11	2,654
General Electric Co.	66	7,170
Honeywell International, Inc.	42	7,697
Huntington Ingalls Industries, Inc.	241	52,977
Illinois Tool Works, Inc.	17	3,810
Jacobs Solutions, Inc.	381	50,787
JB Hunt Transport Services, Inc.	274	47,092
Johnson Controls International PLC	31	1,520
L3Harris Technologies, Inc.	14	2,512
Leidos Holdings, Inc.	276	27,357
Lockheed Martin Corp.	12	5,456
Masco Corp.	728	37,922
Norfolk Southern Corp.	16	3,053
Northrop Grumman Corp.	5	2,357
Old Dominion Freight Line, Inc.	8	3,013
Otis Worldwide Corp.	20	1,544
PACCAR, Inc.	35	2,889
Parker-Hannifin Corp.	7	2,582
Paychex, Inc.	20	2,221
Pentair PLC	568	33,012
Republic Services, Inc.	13	1,930
Rockwell Automation, Inc.	9	2,365
RTX Corp.	66	5,372

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2023 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Tetra Tech, Inc.	164	$24,749
Thomson Reuters Corp.	69	8,272
Trane Technologies PLC	14	2,664
TransDigm Group, Inc.*	4	3,312
Uber Technologies, Inc.*	158	6,838
U-Haul Holding Co.*	465	22,841
Union Pacific Corp.	34	7,059
United Rentals, Inc.	7	2,844
Veralto Corp.*	15	1,035
Verisk Analytics, Inc.	12	2,728
Waste Connections, Inc.	40	5,180
Waste Management, Inc.	14	2,301
WW Grainger, Inc.	3	2,189
		766,463
INFORMATION TECHNOLOGY — 23.1%
Accenture PLC, Class A	131	38,919
Adobe, Inc.*	31	16,494
Advanced Micro Devices, Inc.*	129	12,707
Amdocs Ltd.	317	25,411
Amphenol Corp., Class A	37	2,980
Analog Devices, Inc.	36	5,664
Apple, Inc.	940	160,524
Applied Materials, Inc.	306	40,499
Arista Networks, Inc.*	17	3,406
Atlassian Corp., Class A*	21	3,793
Autodesk, Inc.*	18	3,557
Broadcom, Inc.	27	22,717
Cadence Design Systems, Inc.*	21	5,037
CGI, Inc.*	30	2,892
Cisco Systems, Inc.	256	13,345
Cognizant Technology Solutions Corp., Class A	865	55,767
Crowdstrike Holdings, Inc., Class A*	24	4,243
Entegris, Inc.	294	25,884
EPAM Systems, Inc.*	197	42,861
Flex Ltd.*	1,052	27,057
Fortinet, Inc.*	70	4,002
GLOBALFOUNDRIES, Inc.*	59	2,928
Intel Corp.	313	11,425
International Business Machines Corp.	47	6,798
Intuit, Inc.	19	9,404
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Jabil, Inc.	272	$33,402
KLA Corp.	12	5,636
Lam Research Corp.	52	30,587
Marvell Technology, Inc.	98	4,628
Microchip Technology, Inc.	58	4,135
Micron Technology, Inc.	77	5,149
Microsoft Corp.	445	150,459
Motorola Solutions, Inc.	7	1,949
NVIDIA Corp.	154	62,801
NXP Semiconductors NV	24	4,138
ON Semiconductor Corp.*	53	3,320
Oracle Corp.	173	17,888
Palantir Technologies, Inc., Class A*	520	7,696
Palo Alto Networks, Inc.*	25	6,076
Qorvo, Inc.*	291	25,439
QUALCOMM, Inc.	370	40,326
Roper Technologies, Inc.	7	3,420
Salesforce, Inc.*	62	12,451
ServiceNow, Inc.*	15	8,728
Shopify, Inc., Class A*	233	10,995
Skyworks Solutions, Inc.	336	29,145
Snowflake, Inc., Class A*	36	5,225
Synopsys, Inc.*	11	5,164
TD SYNNEX Corp.	303	27,779
TE Connectivity Ltd.	17	2,003
Texas Instruments, Inc.	59	8,379
Ubiquiti, Inc.	238	28,905
VMware, Inc., Class A*	21	3,059
Workday, Inc., Class A*	16	3,387
		1,100,583
MATERIALS — 7.7%
Agnico Eagle Mines Ltd.	87	4,081
Air Products and Chemicals, Inc.	13	3,672
Avery Dennison Corp.	261	45,432
Ball Corp.	710	34,186
Barrick Gold Corp.	212	3,388
Celanese Corp.	356	40,766
Cleveland-Cliffs, Inc.*	1,608	26,982
Corteva, Inc.	33	1,589
Dow, Inc.	45	2,175
DuPont de Nemours, Inc.	20	1,458
Eastman Chemical Co.	291	21,746

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2023 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
MATERIALS (Continued)
Ecolab, Inc.	19	$3,187
Franco-Nevada Corp.	24	2,917
International Paper Co.	900	30,357
Linde PLC	30	11,465
LyondellBasell Industries NV, Class A	328	29,599
Newmont Corp.	103	3,859
Nucor Corp.	21	3,104
Nutrien Ltd.	75	4,028
PPG Industries, Inc.	14	1,719
Reliance Steel & Aluminum Co.	93	23,657
Sherwin-Williams Co. (The)	15	3,573
Southern Copper Corp.	67	4,750
Steel Dynamics, Inc.	238	25,349
Westrock Co.	890	31,978
Wheaton Precious Metals Corp.	50	2,113
		367,130
REAL ESTATE — 3.7%
American Tower Corp., REIT	31	5,524
CoStar Group, Inc.*	19	1,395
Crown Castle, Inc., REIT	29	2,697
Digital Realty Trust, Inc., REIT	17	2,114
EastGroup Properties, Inc., REIT	235	38,364
Equinix, Inc., REIT	6	4,378
FirstService Corp.	430	60,832
Kimco Realty Corp., REIT	1,243	22,299
Prologis, Inc., REIT	59	5,944
Public Storage, REIT	8	1,910
Realty Income Corp., REIT	56	2,653
Simon Property Group, Inc., REIT	23	2,528
Sun Communities, Inc., REIT	205	22,804
Welltower, Inc., REIT	35	2,926
		176,368
UTILITIES — 0.6%
American Electric Power Co., Inc.	23	1,737
Brookfield Infrastructure Partners LP	49	1,109
Constellation Energy Corp.	15	1,694
Dominion Energy, Inc.	38	1,532
Duke Energy Corp.	30	2,667
Exelon Corp.	45	1,752
Fortis, Inc.	47	1,867
	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES (Continued)
NextEra Energy, Inc.	105	$6,122
PG&E Corp.*	101	1,646
Sempra	26	1,821
Southern Co. (The)	47	3,163
Xcel Energy, Inc.	28	1,660
		26,770
TOTAL COMMON STOCKS
(Cost $4,716,364)		4,748,275

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio – Institutional Class, 5.27%(a)	15,772	15,772
TOTAL SHORT-TERM INVESTMENTS (Cost $15,772)		15,772
TOTAL INVESTMENTS — 100.0% (Cost $4,732,136)		4,764,047
Liabilities in Excess of Other Assets — (0.0)%		(552)
TOTAL NET ASSETS — 100.0%		$4,763,495

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

REIT:  Real Estate Investment Trust

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SUMMARY OF INVESTMENTS	October 31, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	4.2%
Consumer Discretionary	8.3%
Consumer Staples	7.5%
Energy	2.7%
Financials	8.7%
Health Care	17.1%
Industrials	16.1%
Information Technology	23.1%
Materials	7.7%
Real Estate	3.7%
Utilities	0.6%
Total Common Stocks	99.7%
Short-Term Investments	0.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%
See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	October 31, 2023 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.7%
COMMUNICATION SERVICES — 10.9%
Alphabet, Inc., Class A*	6,717	$833,445
Meta Platforms, Inc., Class A*	1,148	345,858
		1,179,303
CONSUMER DISCRETIONARY — 29.1%
Amazon.com, Inc.*	6,742	897,293
Booking Holdings, Inc.*	96	267,798
Home Depot, Inc. (The)	1,322	376,360
Lululemon Athletica, Inc.*	243	95,616
MercadoLibre, Inc.*	7	8,685
NVR, Inc.*	32	173,204
O’Reilly Automotive, Inc.*	546	508,020
Pool Corp.	23	7,263
PulteGroup, Inc.	1,363	100,303
Tractor Supply Co.	1,586	305,400
Yum! Brands, Inc.	3,446	416,483
		3,156,425
CONSUMER STAPLES — 6.3%
Casey’s General Stores, Inc.	1,760	478,561
US Foods Holding Corp.*	5,272	205,292
		683,853
ENERGY — 2.4%
TechnipFMC PLC.	12,037	259,036

HEALTH CARE — 9.8%
Align Technology, Inc.*	25	4,615
Eli Lilly & Co.	1,637	906,783
IDEXX Laboratories, Inc.*	44	17,577
Mettler-Toledo International, Inc.*	137	134,972
		1,063,947
INDUSTRIALS — 19.0%
Axon Enterprise, Inc.*	1,862	380,760
Builders FirstSource, Inc.*	99	10,744
Caterpillar, Inc.	1,211	273,747
Cintas Corp.	535	271,309
EMCOR Group, Inc.	1,313	271,331
Fastenal Co.	3,884	226,593
Lincoln Electric Holdings, Inc.	1,349	235,805
Masco Corp.	456	23,753
Old Dominion Freight Line, Inc.	245	92,282
Saia, Inc.*	20	7,170
Stantec, Inc.	4,442	271,717
		2,065,211
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY — 19.4%
Adobe, Inc.*	228	$121,310
Arista Networks, Inc.*	612	122,626
Broadcom, Inc.	303	254,935
Cadence Design Systems, Inc.*	539	129,279
Fair Isaac Corp.*	8	6,767
Gartner, Inc.*	750	249,030
HubSpot, Inc.*	16	6,780
Jabil, Inc.	1,348	165,534
KLA Corp.	17	7,985
LAM Research Corp.	12	7,059
Lattice Semiconductor Corp.*	90	5,005
Manhattan Associates, Inc.*	367	71,558
NVIDIA Corp.	923	376,399
Oracle Corp.	4,124	426,422
ServiceNow, Inc.*	37	21,529
Shopify, Inc., Class A*	143	6,748
Synopsys, Inc.*	252	118,299
Teradyne, Inc.	77	6,412
		2,103,677
MATERIALS — 2.8%
Reliance Steel & Aluminum Co.	1,208	307,291

TOTAL COMMON STOCKS (Cost $11,014,683)		10,818,743

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio – Institutional Class, 5.27%(a)	31,514	31,514
TOTAL SHORT-TERM INVESTMENTS (Cost $31,514)		31,514
TOTAL INVESTMENTS — 100.0% (Cost $11,046,197)		10,850,257
Liabilities in Excess of Other Assets — (0.0)%		(521)
TOTAL NET ASSETS — 100.0%		$10,849,736

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SUMMARY OF INVESTMENTS	October 31, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	10.9%
Consumer Discretionary	29.1%
Consumer Staples	6.3%
Energy	2.4%
Health Care	9.8%
Industrials	19.0%
Information Technology	19.4%
Materials	2.8%
Total Common Stocks	99.7%
Short-Term Investments	0.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS	October 31, 2023 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATION SERVICES — 8.2%
Alphabet, Inc., Class A*	2,809	$348,541
Nexstar Media Group, Inc.	121	16,949
		365,490
CONSUMER DISCRETIONARY — 25.5%
Abercrombie & Fitch Co., Class A*	309	18,793
Asbury Automotive Group, Inc.*	76	14,544
AutoNation, Inc.*	115	14,959
Bath & Body Works, Inc.	515	15,270
Best Buy Co., Inc.	251	16,772
Booking Holdings, Inc.*	50	139,478
BorgWarner, Inc.	431	15,904
Buckle, Inc. (The)	1,961	66,223
Cavco Industries, Inc.*	66	16,468
Century Communities, Inc.	261	16,052
Dick’s Sporting Goods, Inc.	160	17,112
Dillard’s, Inc., Class A	53	16,454
Grand Canyon Education, Inc.*	1,202	142,233
Green Brick Partners, Inc.*	419	16,215
Group 1 Automotive, Inc.	65	16,402
Installed Building Products, Inc.	139	15,522
LCI Industries	148	16,056
Lennar Corp., Class A	155	16,535
M/I Homes, Inc.*	207	16,989
MDC Holdings, Inc.	422	16,015
Meritage Homes Corp.	142	16,191
Murphy USA, Inc.	805	291,965
Oxford Industries, Inc.	181	15,276
Patrick Industries, Inc.	232	17,435
Penske Automotive Group, Inc.	104	14,880
Signet Jewelers Ltd.	242	16,899
Steven Madden Ltd.	548	17,969
Tapestry, Inc.	606	16,701
Thor Industries, Inc.	183	16,091
Toll Brothers, Inc.	235	16,617
Tri Pointe Homes, Inc.*	637	15,963
Upbound Group Inc.	591	15,402
Vista Outdoor, Inc.*	526	13,213
Williams-Sonoma, Inc.	112	16,827
Winnebago Industries, Inc.	293	16,979
		1,142,404
CONSUMER STAPLES — 13.8%
Andersons, Inc. (The)	338	16,944
Coca-Cola Consolidated, Inc.	65	41,367
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER STAPLES (Continued)
Kroger Co. (The)	6,570	$298,081
Sprouts Farmers Market, Inc.*	2,014	84,628
Target Corp.	347	38,444
Weis Markets, Inc.	2,099	136,645
		616,109
ENERGY — 10.0%
Alliance Resource Partners LP	4,021	91,377
EOG Resources, Inc.	900	113,625
HF Sinclair Corp.	373	20,657
Marathon Petroleum Corp.	917	138,697
PBF Energy, Inc., Class A	325	15,447
Valero Energy Corp.	555	70,485
		450,288
FINANCIALS — 1.1%
Affiliated Managers Group, Inc.	134	16,450
Donnelley Financial Solutions, Inc.*	309	16,819
Synchrony Financial	569	15,960
		49,229
HEALTH CARE — 11.6%
AMN Healthcare Services, Inc.*	657	49,840
Centene Corp.*	3,110	214,528
CVS Health Corp.	3,710	256,027
		520,395
INDUSTRIALS — 16.8%
Acuity Brands, Inc.	102	16,521
ASGN, Inc.*	213	17,777
Atkore, Inc.*	117	14,541
Beacon Roofing Supply, Inc.*	226	16,084
Boise Cascade Co.	169	15,844
Builders FirstSource, Inc.*	140	15,193
CACI International, Inc., Class A*	568	184,464
CH Robinson Worldwide, Inc.	681	55,726
Encore Wire Corp.	95	16,989
GMS, Inc.*	272	15,907
Hub Group, Inc., Class A*	222	15,262
ICF International, Inc.	782	99,103
Korn Ferry	367	16,706
Landstar System, Inc.	603	99,362
ManpowerGroup, Inc.	237	16,583
Matson, Inc.	196	17,062
Mueller Industries, Inc.	464	17,497
Robert Half, Inc.	238	17,795

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2023 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Simpson Manufacturing Co., Inc.	116	$15,449
Sterling Infrastructure, Inc.*	237	17,265
UFP Industries, Inc.	170	16,179
Veritiv Corp.	103	17,449
Watts Water Technologies, Inc., Class A	101	17,474
		752,232
INFORMATION TECHNOLOGY — 2.6%
Axcelis Technologies, Inc.*	107	13,642
Cognizant Technology Solutions Corp., Class A	395	25,466
Diodes, Inc.*	221	14,383
DXC Technology Co.*	836	16,862
Kulicke & Soffa Industries, Inc.	358	14,896
Teradata Corp.*	387	16,533
Vishay Intertechnology, Inc.	704	15,657
		117,439
MATERIALS — 10.0%
Cleveland-Cliffs, Inc.*	1,114	18,693
Greif, Inc., Class A	1,463	92,901
Huntsman Corp.	713	16,634
ICL Group Ltd.	3,137	15,152
International Paper Co.	902	30,424
Louisiana-Pacific Corp.	315	16,153
LyondellBasell Industries NV, Class A	652	58,836
Mosaic Co. (The)	489	15,883
Nucor Corp.	111	16,405
Olin Corp.	348	14,867
Reliance Steel & Aluminum Co.	388	98,699
Steel Dynamics, Inc.	162	17,255
United States Steel Corp.	536	18,165
Westlake Corp.	140	16,150
		446,217
REAL ESTATE — 0.3%
eXp World Holdings, Inc.	1,072	14,225

TOTAL COMMON STOCKS (Cost $4,561,519)		4,474,028
	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
Invesco Government & Agency Portfolio – Institutional Class, 5.27%(a)	6,555	$6,555
TOTAL SHORT-TERM INVESTMENTS (Cost $6,555)		6,555
TOTAL INVESTMENTS — 100.0% (Cost $4,568,074)		4,480,583
Liabilities in Excess of Other Assets — (0.0)%		(158)
TOTAL NET ASSETS — 100.0%		$4,480,425

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SUMMARY OF INVESTMENTS	October 31, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	8.2%
Consumer Discretionary	25.5%
Consumer Staples	13.8%
Energy	10.0%
Financials	1.1%
Health Care	11.6%
Industrials	16.8%
Information Technology	2.6%
Materials	10.0%
Real Estate	0.3%
Total Common Stocks	99.9%
Short-Term Investments	0.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF SCHEDULE OF INVESTMENTS	October 31, 2023 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
EQUITY — 64.3%
iShares Core S&P 500 ETF(a)	4,618	$1,939,283
FIXED INCOME — 35.5%
iShares Short Treasury Bond ETF(a)	9,698	1,071,629
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,040,425)		3,010,912

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio – Institutional Class, 5.27%(b)	7,788	7,788
TOTAL SHORT-TERM INVESTMENTS (Cost $7,788)		7,788
TOTAL INVESTMENTS — 100.1% (Cost $3,048,213)		3,018,700
Liabilities in Excess of Other Assets — (0.1)%		(3,065)
TOTAL NET ASSETS — 100.0%		$3,015,635

(a)  A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(b)  The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF SUMMARY OF INVESTMENTS	October 31, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	64.3%
Fixed Income	35.5%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	0.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2023 (Unaudited)
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S. Next Value ETF	QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF
Assets:
Investments, at value	$4,764,047	$10,850,257	$4,480,583	$3,018,700
Cash	—	120	70	9
Dividends receivable	2,482	3,827	2,703	50
Investment securities sold receivable	80	—	—	524,301
Foreign tax reclaim	61	2,872	—	—
Total Assets	4,766,670	10,857,076	4,483,356	3,543,060

Liabilities:
Due to custodian	86	—	—	—
Advisory fee payable	3,089	7,340	2,931	1,949
Investment securities purchased payable	—	—	—	525,476
Total Liabilities	3,175	7,340	2,931	527,425

Net Assets	$4,763,495	$10,849,736	$4,480,425	$3,015,635

Net Assets Consist of:
Paid-in capital	$8,709,094	$25,637,237	$6,282,679	$3,057,056
Distributable earnings (loss)	(3,945,599)	(14,787,501)	(1,802,254)	(41,421)
Net Assets	$4,763,495	$10,849,736	$4,480,425	$3,015,635

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	125,001	375,001	150,000	120,001
Net Asset Value, Offering and Redemption Price Per Share	$38.11	$28.93	$29.87	$25.13
Investments, at cost	$4,732,136	$11,046,197	$4,568,074	$3,048,213

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S. Next Value ETF	QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Six Months Ended October 31, 2023 (Unaudited)	For the Six Months Ended October 31, 2023 (Unaudited)	For the period May 24, 2023(1) to October 31, 2023 (Unaudited)
Investment Income:
Dividends *	$34,835	$62,987	$42,424	$18,792
Total Investment Income	34,835	62,987	42,424	18,792

Expenses:
Advisory fees	18,911	45,383	18,876	9,443
Total Expenses	18,911	45,383	18,876	9,443
Net Investment Income (Loss)	15,924	17,604	23,548	9,349

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(224,363)	(1,114,163)	(718,934)	(18,228)
In-kind redemptions	244,147	1,815,147	706,763	—
Foreign currency transactions	(3)	—	—	—
Net realized gain (loss)	19,781	700,984	(12,171)	(18,228)
Net change in unrealized appreciation (depreciation) on:
Investments	(84,787)	(830,416)	(83,968)	(29,513)
Net change in unrealized appreciation (depreciation)	(84,787)	(830,416)	(83,968)	(29,513)
Net realized and unrealized gain (loss)	(65,006)	(129,432)	(96,139)	(47,741)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(49,082)	$(111,828)	$(72,591)	$(38,392)
* Net of foreign withholding taxes	$610	$225	$2	$—

(1)  Commencement of operations.
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	QRAFT AI-Enhanced U.S. Large Cap ETF		QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$15,924	$62,094	$17,604	$113,305
Net realized gain (loss)	19,781	(1,678,897)	700,984	(1,894,073)
Change in net unrealized appreciation (depreciation)	(84,787)	1,213,343	(830,416)	1,782,542
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,082)	(403,460)	(111,828)	1,774

Distributions to Shareholders	(21,731)	(62,579)	(17,591)	(111,858)

Capital Share Transactions:
Proceeds from shares issued	3,033,919	6,622,440	19,779,719	26,676,927
Cost of shares redeemed	(3,037,152)	(12,940,038)	(21,018,895)	(30,288,470)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,233)	(6,317,598)	(1,239,176)	(3,611,543)
Total Increase (Decrease) in Net Assets	(74,046)	(6,783,637)	(1,368,595)	(3,721,627)

Net Assets:
Beginning of period	4,837,541	11,621,178	12,218,331	15,939,958
End of period	$4,763,495	$4,837,541	$10,849,736	$12,218,331

Change in Shares Outstanding:
Shares outstanding, beginning of period	125,001	300,001	425,001	575,001
Shares issued	75,000	175,000	650,000	975,000
Shares redeemed	(75,000)	(350,000)	(700,000)	(1,125,000)
Shares outstanding, end of period	125,001	125,001	375,001	425,001

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
	QRAFT AI-Enhanced U.S. Next Value ETF		QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF
	For the Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	For the period May 24, 2023(1) to October 31, 2023 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$23,548	$83,667	$9,349
Net realized gain (loss)	(12,171)	(486,791)	(18,228)
Change in net unrealized appreciation (depreciation)	(83,968)	191,049	(29,513)
Net Increase (Decrease) in Net Assets Resulting from Operations	(72,591)	(212,075)	(38,392)

Distributions to Shareholders	(38,858)	(85,331)	(3,029)

Capital Share Transactions:
Proceeds from shares issued	7,095,459	5,694,525	3,057,031
Cost of shares redeemed	(7,756,490)	(5,662,960)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(661,031)	31,565	3,057,031
Total Increase (Decrease) in Net Assets	(772,480)	(265,841)	3,015,610

Net Assets:
Beginning of period	5,252,905	5,518,746	25 (2)
End of period	$4,480,425	$5,252,905	$3,015,635

Change in Shares Outstanding:
Shares outstanding, beginning of period	175,000	175,000	1
Shares issued	225,000	175,000	120,000
Shares redeemed	(250,000)	(175,000)	—
Shares outstanding, end of period	150,000	175,000	120,001

(1)  Commencement of operations.

(2)  Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of the Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
QRAFT AI-Enhanced U.S. Large Cap ETF Selected Per Share Data	For the Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,			For the period May 20, 2019(1) through April 30, 2020
			2023	2022	2021
Net Asset Value, beginning of period	$38.70		$38.74	$40.62	$26.83	$24.73
Investment Activities
Net investment income (loss)(2)	0.13		0.32	0.06	(0.02)	0.14
Net realized and unrealized gain (loss)	(0.55)		(0.03)	(1.91)	14.50	3.07
Total from investment activities	(0.42)		0.29	(1.85)	14.48	3.21
Distributions to shareholders from:
Net investment income	(0.17)		(0.33)	(0.03)	(0.02)	(0.12)
Net realized gain	—		—	—	(0.67)	(0.99)
Total distributions	(0.17)		(0.33)	(0.03)	(0.69)	(1.11)
Net Asset Value, end of period	$38.11		$38.70	$38.74	$40.62	$26.83
Total Return (%)	(1.10	)(3)	0.83	(4.57)	54.12	12.84	(3)
Total Return at Market Price (%)	(1.07	)(3)	0.89	(4.63)	53.83	12.96	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)	0.75	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	0.63	(4)	0.86	0.15	(0.06)	0.56	(4)
Supplemental Data
Net Assets at end of period (000’s)	$4,763		$4,838	$11,621	$20,311	$3,354
Portfolio turnover (%)(5)	143	(3)	348	180	263	219	(3)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF Selected Per Share Data	For the Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,			For the period May 20, 2019(1) through April 30, 2020
			2023	2022	2021
Net Asset Value, beginning of period	$28.75		$27.72	$35.19	$25.75	$24.70
Investment Activities
Net investment income (loss)(2)	0.04		0.24	0.01	(0.04)	0.07
Net realized and unrealized gain (loss)	0.18	(6)	1.02 (6)	(7.21)	17.27	2.41
Total from investment activities	0.22		1.26	(7.20)	17.23	2.48
Distributions to shareholders from:
Net investment income	(0.04)		(0.23)	(0.01)	(0.02)	(0.04)
Net realized gain	—		—	(0.26)	(7.77)	(1.39)
Total distributions	(0.04)		(0.23)	(0.27)	(7.79)	(1.43)
Net Asset Value, end of period	$28.93		$28.75	$27.72	$35.19	$25.75
Total Return (%)	0.79	(3)	4.65	(20.63)	69.95	9.99	(3)
Total Return at Market Price (%)	0.78	(3)	4.74	(20.67)	69.50	10.16	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)	0.75	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	0.29	(4)	0.88	0.03	(0.13)	0.28	(4)
Supplemental Data
Net Assets at end of period (000’s)	$10,850		$12,218	$15,940	$21,992	$2,575
Portfolio turnover (%)(5)	203	(3)	506	790	346	275	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(6)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
QRAFT AI-Enhanced U.S. Next Value ETF Selected Per Share Data	For the Six Months Ended October 31, 2023 (Unaudited)		Years Ended April 30,		For the period December 2, 2020(1) through April 30, 2021
			2023	2022
Net Asset Value, beginning of period	$30.02		$31.54	$31.60	$25.14
Investment Activities
Net investment income (loss)(2)	0.15		0.49	0.52	0.10
Net realized and unrealized gain (loss)	(0.04)		(1.50)	0.01	6.46
Total from investment activities	0.11		(1.01)	0.53	6.56
Distributions to shareholders from:
Net investment income	(0.26)		(0.51)	(0.44)	(0.10)
Net realized gain	—		—	(0.15)	—
Total distributions	(0.26)		(0.51)	(0.59)	(0.10)
Net Asset Value, end of period	$29.87		$30.02	$31.54	$31.60
Total Return (%)	0.35	(3)	(3.20)	1.62	26.10	(3)
Total Return at Market Price (%)	0.30	(3)	(2.98)	1.32	26.89	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	0.94	(4)	1.58	1.63	0.83	(4)
Supplemental Data
Net Assets at end of period (000’s)	$4,480		$5,253	$5,519	$4,740
Portfolio turnover (%)(5)	241	(3)	261	379	173	(3)
QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF Selected Per Share Data	For the period May 24, 2023(1) through October 31, 2023 (Unaudited)
Net Asset Value, beginning of period	$24.73
Investment Activities
Net investment income (loss)(2)	0.09
Net realized and unrealized gain (loss)	0.34	(6)
Total from investment activities	0.43
Distributions to shareholders from:
Net investment income	(0.03)
Total distributions	(0.03)
Net Asset Value, end of period	$25.13
Total Return (%)	1.72	(3)
Total Return at Market Price (%)	1.64	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)
Net investment income (loss) (%)	0.74	(4)
Supplemental Data
Net Assets at end of period (000’s)	$3,016
Portfolio turnover (%)(5)	91	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(6)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2023 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

QRAFT AI-Enhanced U.S. Large Cap ETF

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

QRAFT AI-Enhanced U.S. Next Value ETF

QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

Each of the QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and the QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed large capitalization companies (as such term is defined in each Fund’s prospectus). The QRAFT AI-Enhanced U.S. Next Value ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed companies.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a) Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(b) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2023 (Unaudited)

exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of October 31, 2023 for each Fund based upon the three levels defined above:

QRAFT AI-Enhanced U.S. Large Cap ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$4,748,275	$—	$—	$4,748,275
Short-Term Investments	15,772	—	—	15,772
Total	$4,764,047	$—	$—	$4,764,047

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2023 (Unaudited)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$10,818,743	$—	$—	$10,818,743
Short-Term Investments	31,514	—	—	31,514
Total	$10,850,257	$—	$—	$10,850,257
QRAFT AI-Enhanced U.S. Next Value ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$4,474,028	$—	$—	$4,474,028
Short-Term Investments	6,555	—	—	6,555
Total	$4,480,583	$—	$—	$4,480,583
QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$3,010,912	$—	$—	$3,010,912
Short-Term Investments	7,788	—	—	7,788
Total	$3,018,700	$—	$—	$3,018,700

(a)  See Schedule of Investments for additional detailed categorizations.

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend and Interest Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(d) Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2023 (Unaudited)

(e) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of October 31, 2023, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f) Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for the day-to-day management of the Funds, including, among other things, providing an investment program for each Fund, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

Effective January 2, 2023, ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, began providing services to each Fund. ETC Platform Services administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2023 (Unaudited)

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

QRAFT Technologies, Inc. (“Qraft”) is the Funds’ sponsor. In connection with an arrangement between the Adviser and Qraft, Qraft has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. Qraft will also provide marketing support for the Funds including, but not limited to, distributing each Fund’s materials and providing the Funds with access to and the use of Qraft’s other marketing capabilities, including communications through print and electronic media. For its services, Qraft is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. Qraft does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of each Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c) Other Servicing Agreements

The Bank of New York Mellon serves as the Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2023 were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. Large Cap ETF	$7,106,375	$8,168,899
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	24,434,500	26,428,976
QRAFT AI-Enhanced U.S. Next Value ETF	11,665,611	12,716,690
QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF	2,468,734	2,459,467

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2023 (Unaudited)

Purchases and sales of in-kind transactions for the period ended October 31, 2023 were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. Large Cap ETF	$3,022,553	$1,973,419
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	19,492,481	18,729,475
QRAFT AI-Enhanced U.S. Next Value ETF	7,046,522	6,658,053
QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF	3,049,386	—

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF, QRAFT AI-Enhanced U.S. Next Value ETF and QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF are $1,750, $500, $500 and $500, respectively, regardless of the number of Creation Units created in the transaction.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2023 (Unaudited)

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF, QRAFT AI-Enhanced U.S. Next Value ETF and QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF are $1,750, $500, $500 and $500, respectively, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk. Market risk, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Fund’s shares. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Different types of investments may go through cycles of out-performance and under-performance in comparison to the general financial markets. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of investments. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of such Fund’s investments may be negatively affected.

Models and Data Risk. Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, each Fund’s strategy may not be successfully implemented and a Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2023 (Unaudited)

Non-Diversification Risk (QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and QRAFT AI-Enhanced U.S. Next Value ETF only). As non-diversified investment companies under the 1940 Act, each Fund may hold a smaller number of portfolio securities than many other funds and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by that Fund may affect its value more than if it invested in a larger number of issuers. The value of a Fund’s shares may be more volatile than the values of shares of more diversified funds.

Sector Focus Risk. Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Funds may have exposure over time and should not be relied on as such.

Note 7 – Federal Income Taxes

As of the tax year ended April 30, 2023, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
QRAFT AI-Enhanced U.S. Large Cap ETF	$6,353	$(3,706,757)	$(174,382)	$(3,874,786)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	—	(15,154,706)	496,624	(14,658,082)
QRAFT AI-Enhanced U.S. Next Value ETF	16,184	(1,502,919)	(204,070)	(1,690,805)

At October 30, 2023, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
QRAFT AI-Enhanced U.S. Large Cap ETF	$4,732,136	$264,258	$(232,347)	$31,911
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	11,046,197	267,969	(463,909)	(195,940)
QRAFT AI-Enhanced U.S. Next Value ETF	4,568,074	62,626	(150,117)	(87,491)
QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF	3,048,213	817	(30,330)	(29,513)

As of the tax year ended April 30, 2023, each Fund had non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
QRAFT AI-Enhanced U.S. Large Cap ETF	$3,577,738	$129,019	$3,706,757
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	15,145,114	9,592	15,154,706
QRAFT AI-Enhanced U.S. Next Value ETF	1,479,011	23,908	1,502,919

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of current year distributions will be determined at the end of the current fiscal year.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2023 (Unaudited)

Note 8 – Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2023 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Funds’ shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio	Expenses Paid During Period
QRAFT AI-Enhanced U.S. Large Cap ETF
Actual Performance	$1,000.00	$989.00	0.75%	$3.75(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81(1)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Actual Performance	$1,000.00	$1,007.90	0.75%	$3.79(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81(1)
QRAFT AI-Enhanced U.S. Next Value ETF
Actual Performance	$1,000.00	$1,003.50	0.75%	$3.78(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81(1)
QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF
Actual Performance	$1,000.00	$1,017.20	0.75%	$3.33(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81(1)

(1)  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

(2)  Expenses are equal to Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 161 (the number of days in the period May 24, 2023 (commencement of operations) to October 31, 2023), then divided by 366.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT	October 31, 2023 (Unaudited)

At a meeting held on September 7, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the approval of the continuance of the investment advisory agreement between the Trust, on behalf of the QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF, and QRAFT AI-Enhanced U.S. Next Value ETF (each, a “Fund” and collectively, the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require each Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to each Fund; (ii) each Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to each Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Fund.

The Board considered that responsibilities with respect to the Fund’s portfolio include developing, implementing, and maintaining the Fund’s investment program; implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis. The Board considered that beyond portfolio management, ETC, including through its affiliates, also maintains responsibilities for overseeing compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; the provision of various administrative services to the Fund and oversight of third-party administrators, quarterly reporting to the Board; and implementing Board directives as they relate to the Fund. The Board considered that those services also include arranging for and providing oversight of transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT (Continued)	October 31, 2023 (Unaudited)

The Board noted that it has reviewed ETC’s responses to a detailed series of questions, which included a description of ETC’s consolidated operations, services, personnel, compliance program, risk management program, and financial condition, and an overview of the material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has procedures that are reasonably designed to comply with the federal securities laws. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC.

Based on review of this information, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Performance. The Board reviewed the performance of the Fund in light of the Fund’s stated investment objective, noting that the Fund is actively managed. The Board was provided reports regarding the Fund’s past performance, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds (each a “Peer Group”) for various time periods ended June 30, 2023. The Board reviewed this information for the Fund in turn, noting its observations with respect to the Fund.

QRAFT AI-Enhanced U.S. Large Cap ETF (QRFT)

The Board found that QRFT performed at the median and underperformed the mean in varying degrees for the June 30, 2023 year-to-date, 1 year and 3 year periods (annualized), and its returns were generally in line with the returns of other members of the Peer Group. The Fund’s performance for the 2022 calendar year period was approximately the same as the Peer Group mean. The Fund’s performance also underperformed its benchmark index (S&P 500) for the one- and three-year period ended June 30, 2023, but has outperformed the benchmark since inception.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM)

The Board found that AMOM outperformed the median and mean for the June 30, 2023 year-to-date and 1 year periods (annualized), while underperforming the mean and median for the 3 year period. The Fund’s performance for the 2022 calendar year period underperformed the mean and median and was the lowest of the Peer Group. The Fund’s performance has also outperformed its benchmark index (S&P 500) for the one-year period ended June 30, 2023, underperformed for the three-year period, and has outperformed the benchmark since inception.

QRAFT AI-Enhanced U.S. Next Value ETF (NVQ)

The Board found that NVQ underperformed the median and mean for both of the June 30, 2023 year-to-date and 1 year periods (annualized). The Fund’s performance for the 2022 calendar year period outperformed the mean and median and was the second highest of the Peer Group. The Fund’s performance also underperformed its benchmark index (S&P 500) for the one-year period ended June 30, 2023, but has outperformed the benchmark since inception.

The Board considered ETC’s commentary with respect to Fund performance, including that the Funds have generated performance with positive attributes in recent periods, and are generally in line or better relative to competitors. Each Fund has also outperformed its benchmark index since inception and appears to be meeting its investment objective.

Based on this review, the Board concluded that the performance of the Fund supported the Board’s approval of the continuance of the Agreement, respectively, for the coming year.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC under the Agreement. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in the Fund’s peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT (Concluded)	October 31, 2023 (Unaudited)

differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information.

The Board noted that the advisory fee for each of QRFT, AMOM and NVQ was higher than the median of advisory fees paid by its peer funds, but within the range of fees paid by peers, including other actively managed ETFs. The Board took into account that due to the specialized nature of each Fund’s strategy, there are limitations in comparing each Fund’s advisory fee to those of other funds and the information provided by the peer group report may not provide meaningful direct comparisons to the Funds.

The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC is responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources and that, while Qraft has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. Based on the foregoing information, the Board concluded that the advisory fees appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of each Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT	October 31, 2023 (Unaudited)

At a meeting held on May 16, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the initial approval of the investment advisory agreement between the Trust, on behalf of the Qraft AI Pilot U.S. Large Cap Dynamic Beta and Income ETF (the “Fund” or “AIDB”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require each Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreement, the Board took into account the materials provided for the Meeting, the presentation and extensive discussion during the Meeting and had a detailed discussion with the independent legal counsel. In particular, the Trustees took into consideration (i) the nature, extent, and quality of the services to be provided by ETC; (ii) ETC’s expected costs of the profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC or its affiliates; (iii) comparative fee and expense data; (iv) the proposed fee waiver; (v) the extent to which the advisory fee for AIDB reflects economies of scale to be shared with shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. The Independent Trustees reviewed materials provided by ETC at this Meeting related to the Agreement with respect to AIDB and information provided by ETC in the ordinary course of business throughout the year, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that perform services for each of the Funds and their background and experience; a review of the financial condition of ETC; information regarding risk management processes and liquidity management; the compliance policies and procedures of ETC; and an independent report prepared by ISS analyzing the estimated fees and expenses of AIDB as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by ISS.

With respect to the nature, extent, and quality of the services to be provided to AIDB, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of AIDB. The Board noted that ETC’s responsibilities would include, among other things, implementing and maintaining AIDB’s portfolio consistent with the strategies described in AIDB’s prospectus, trading portfolio securities and other investment instruments on behalf of AIDB, selecting broker-dealers to execute purchase and sale transactions, determining the cash amount for creation units of the Fund, executing portfolio securities trades for purchases and redemptions of Fund shares, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to AIDB. The Board noted that it had been provided ETC’s registration form on Form ADV and ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs including other series of the Trust and other ETFs outside of the Trust.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Concluded)	October 31, 2023 (Unaudited)

The Board also considered services to be provided to AIDB by ETC, either directly or through its subsidiary ETC Platform Services, LLC, such as arranging for service providers and other non-distribution related services necessary for AIDB to operate; providing office facilities and equipment; and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to AIDB’s business activities; oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for AIDB’s shares; marketing consulting services, and providing its officers and employees to serve as officers or Trustees of the Trust. The Independent Trustees also considered the significant risks assumed by ETC in connection with the services provided to AIDB, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to AIDB by ETC.

Performance. Because AIDB is new and has not commenced operations, the Board noted that there were no historical performance records to consider. The Board considered backtested performance data of a strategy that utilized the signals generated by the QRAFT Risk Indicator and found that the results were not unreasonable. The Board also took into consideration other ETC advised Funds that utilized QRAFT AI technology as part of their active strategies and that it received regular reports regarding each Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee to be paid to ETC for its services to AIDB under the Agreement. The Board reviewed the report provided by ISS, an independent third party, comparing AIDB’s advisory fee to those paid by a group of peer funds. The Board found that AIDB’s proposed fee was less than the mean and the median of the ISS peer group. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that AIDB would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC will be responsible for compensating AIDB’s other service providers and paying AIDB’s other expenses out of its own fee and resources, and is ultimately responsible for ensuring the obligation is satisfied. The Board considered the costs and expenses to be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with AIDB, and reviewed a profitability analysis from ETC with respect to AIDB. The Board considered the risks borne by ETC associated with providing services to AIDB, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of AIDB. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale. The Board considered that economies of scale may be realized for the benefit of AIDB as assets grow in size, noting however that for the initial term of the Agreement with respect to AIDB that the Fund was not likely to realize economies of scale and accordingly economies of scale would not be a relevant consideration at this time, however, the Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreement.

Conclusion. The Board, having requested and received such information from ETC as it believed reasonably necessary to evaluate the terms of the Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to AIDB. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreement was in the best interests of AIDB and its shareholders. No single factor was determinative of the Board’s decision to approve the Agreement on behalf of AIDB; rather, the Board based its determination on the total mix on information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of operations throughout the year.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ Statements of Additional Information, which is available without charge by visiting the Funds’ website at www.qraftaietf.com or the SEC’s website at www.sec.gov or by calling toll-free (855) 973-7880.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free (855) 973-7880 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.qraftaietf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants.

Not applicable for Semi-Annual Reports.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	12/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	12/29/2023

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	12/29/2023